Note 2 - Basis of preparation of consolidated interim financial statements	6 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Basis of preparation of consolidated interim financial statements
2.	Basis of preparation of consolidated interim financial statements

These interim condensed consolidated financial statements for the interim reporting period ended June 30, 2022, have been prepared in accordance with accounting standard IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”).

The interim condensed consolidated financial statements do not include all the notes of the type normally included in annual financial statements. Accordingly, these interim condensed consolidated financial statements are to be read in conjunction with the annual financial statements for the year ended December 31, 2021. The consolidated balance sheet as of December 31, 2021 was derived from audited financial statements although certain amounts have been reclassified to conform to the 2022 presentation. In relation to corrections of immaterial errors in previously issued financial statements we refer to section 3. The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period except of the reclassification mentioned above. The Group did not have to change its accounting policies or make retrospective adjustments as a result of adopting new standards.

All figures shown are rounded, so minor discrepancies may arise from addition of these amounts.